SCHEDULE OF CONTRACT ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contract Assetscontract Liabilities
Beginning of the financial year	$ 4,974	$ 4,053
Increase resulting from satisfaction of performance obligation	12,231	10,161
Increase resulting from advances from customers	5,192	9,102
Estimated contract earnings to date	22,397	23,316
Less: Progress billings to date	(16,015)	(18,203)
Exchange realignment	315	(139)
End of the financial year	$ 6,697	$ 4,974